Segment and Revenue Analysis - Schedule of Cost of Revenues (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cost of revenues
Total		$ 6,142,141	$ 4,679,085	$ 21,558,986
Bitcoin mining machines and related accessories [Member]
Cost of revenues
Total	[1]			17,004,040
Telecommunication products [Member]
Cost of revenues
Total		290,741	932,840	1,346,914
Solar and battery storage products and related accessories [Member]
Cost of revenues
Total		410,197	430,849
Cryptocurrency exchange services [Member]
Cost of revenues
Total		286,958	668,231	740,591
Cross-border payment and foreign exchange services [Member]
Cost of revenues
Total		1,455,217	1,642,276	1,885,956
Rental services [Member]
Cost of revenues
Total		2,323,449	455,528
SaaS data visualization and analytic solution [Member]
Cost of revenues
Total		825,146	110,499
Others [Member]
Cost of revenues
Total		$ 550,433	$ 438,862	$ 581,485

[1]	Approximately US$1.7 million cost primarily related to the rental service in the year ended December 31, 2025 and approximately US$16.7 million cost related to the bitcoin mining machines and related accessories business recognized in the year ended December 31, 2023 were recorded in connection with impairment of VAT recoverable and inventories, respectively.